Investments (Details) (ABCP [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ABCP [Member]
Company's investment in ABCP
Balance, beginning of year	$ 84	$ 85	$ 65
Valuation adjustment			9
Cash receipts		(5)
Foreign exchange and other	(2)	4	11
Balance, end of year	$ 82	$ 84	$ 85